SMRF DEPOSITOR, LLC ABS-15G

Exhibit 99.11

Exception Level
Run Date - XX/XX/XXXX
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
45F3S4WT4OW	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	45F3S4WT4OW-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Neither the preliminary title report or the title supplement include the minimum required amount of lender coverage for the subject transaction. A copy of that required document must be obtained and uploaded to the file.			XX/XX/XXXX Cleared documentation provided.	XX/XX/XXXX Cleared documentation provided.
W0UAL0CZ31Y	XXXXXXXX			Compliance	Compliance	Resolved	Resolved	W0UAL0CZ31Y-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Loan Discount Fee Points $XXX on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).			XX/XX/XXXX Resolved: COC located in file.	XX/XX/XXXX Resolved: COC located in file.
BKELHOT33CZ	XXXXXXXX			Credit	Other Disclosures	Resolved	Resolved	BKELHOT33CZ-QGZLW42M	Homeownership Counseling List	* Homeownership Counseling List (Lvl R)	The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX.The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 business days of application		Provided HOC.	XX/XX/XXXX Cleared, provided HOC.	XX/XX/XXXX Cleared, provided HOC.
BKELHOT33CZ	XXXXXXXX			Compliance	Disclosures	Resolved	Resolved	BKELHOT33CZ-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.		Provided initial LE (XX/XX/XXXX) and revised LE (XX/XX/XXXX).	XX/XX/XXXX Cleared, provided initial LE.	XX/XX/XXXX Cleared, provided initial LE.
VGIAVXXKUQH	XXXXXXXX	Compliance	Compliance	Resolved	Resolved	VGIAVXXKUQH-YF1S1X5R	TRID- Initial LE timing fail	* TRID- Initial LE timing fail (Lvl R)	The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.	Due to a technical error, the Initial Loan Estimate sent on XX/XX/XXXX was dated XX/XX/XXXX. Attached is a copy of the complete disclosure package sent based on this tracking record on XX/XX/XXXX, which contains the technical error on the LE.
Please clear this condition.	XX/XX/XXXX Remains. The LE provided is dated XX/XX/XXXX. That is not within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

XX/XX/XXXX Cleared. The documentation submitted along with statement provided due to a technical error, this fail has been resolved.	XX/XX/XXXX Remains. The LE provided is dated XX/XX/XXXX. That is not within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

XX/XX/XXXX Cleared. The documentation submitted along with statement provided due to a technical error, this fail has been resolved.
43XBSAXHWM1	XXXXXXXX			Credit	Credit Worthiness	Resolved	Resolved	43XBSAXHWM1-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	Missing 12 month housing history.			XX/XX/XXXX: Cleared. Requested documentation provided and in the file.	XX/XX/XXXX: Cleared. Requested documentation provided and in the file.
YDW5E3QCCKY	XXXXXXXX			Credit	Credit	Resolved	Resolved	YDW5E3QCCKY-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Documentation for XXX is not provided for review. Provide documents including the operating agreement, certificate of good standing, EIN, borrowing authority, membership, etc.			XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
QG4ABAWSM5J	XXXXXXXX			Credit	Credit	Resolved	Resolved	QG4ABAWSM5J-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Credit report contains a fraud alert requiring the borrower to acknowledge that the credit application is their own. LOX or processor's certification required to acknolwedge same.			XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
QG4ABAWSM5J	XXXXXXXX			Credit	Title Issue	Resolved	Resolved	QG4ABAWSM5J-OKHEDD31	Title reports unpaid liens	* Title reports unpaid liens (Lvl R)	Provide clear final title that does not show an exception for the tax lien/tax default of $XXX listed on preliminary title.			XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
QG4ABAWSM5J	XXXXXXXX			Credit	Title Issue	Resolved	Resolved	QG4ABAWSM5J-3MGROFI3	Title issue	* Title issue (Lvl R)	Title report shows delinquent taxes /tax default of the subject in the amount of $XXX as if XX/XX/XXXX. Provide evidence this amount is paid in full and released/satisfied and clear on final title.			XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
YDW5E3QCCKY	XXXXXXXX			Credit	Guidelines	Resolved	Resolved	YDW5E3QCCKY-8GDKRG71	Eligiblity	* ineligible participant in transaction (Lvl R)	The present vesting of title to the subject is in the name of XXX . Evidence of transfer of ownership our borrower and/or XXX is required and final title policy to show ownership. XXX . also provided the credit report on which this transaction relied and played a role in the origination of this loan. Explanation is required to determine the role of XXX . This may be a non-arms length transaction and is ineligible and/or the borrowers may not be in title to the subject property.			XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XQPOB34S0MG	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	XQPOB34S0MG-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Title Commitment proposed mortgagee coverage amount was insufficient at $XXX, page 186. The loan amount was $XXX Provide the Final Title Policy for review.			XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
YDW5E3QCCKY	XXXXXXXX			Credit	Title Issue	Resolved	Resolved	YDW5E3QCCKY-3MGROFI3	Title issue	* Title issue (Lvl R)	Title to the property is presently in the name of XXX and is not in the name of our borrower or XXX. Provide a copy of the recorded deed placing the subject property into the ownership of the borrower, XXX , and/or XXX.			XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
29176671	XXXXXXXX			Valuation	Doc Issue	Resolved	Resolved	DFTJYJAVTHG-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	Appraisal indicates the subject property is not located in a flood zone, however the flood certificate and flood insurance policy indicates the subject property is located in flood zone A.			XX/XX/XXXX: Cleared documentation provided.	XX/XX/XXXX: Cleared documentation provided.
NGHUEVX5OLD	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	NGHUEVX5OLD-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The loan file was missing a final HUD-1 signed by the borrower or stamped certified true copy by the closing agent, page 104. An estimated HUD-1 in the file, page 376, with a closing date of XX/XX/XXXX, was stamped only. Provide the final signed or stamped HUD-1 for review.			XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
NGHUEVX5OLD	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	NGHUEVX5OLD-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The loan file was missing the final 1003 reflecting the loan amount reduction from $XXX to $XXX. The loan applications at pages 2 and 59 reflect loan amount applied for was $XXX. Provide the executed application showing the final loan amount for review.			XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
MJAZMDCKICU	XXXXXXXX	Credit	Doc Issue	Resolved	Resolved	MJAZMDCKICU-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reflects an insurance amount of $XXX, which is less than the loan amount of $XXX	80% LTV is below the maximum 90% LTV by 10%.
784 Representative credit score exceeds the minimum required credit score of 640 by 144 Points.
												DSCR ratio of 1.61 exceeds the minimum requirement of 0.00 by 1.61 points.	Client provided updated title	XX/XX/XXXX Client provided updated title Exception resolved.	XX/XX/XXXX Client provided updated title Exception resolved.
FSQ1JVRGMHV	XXXXXXXX			Credit	Insurance	Resolved	Resolved	FSQ1JVRGMHV-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - XXX ; “A” or better rating in XXX XXX - XXX ; “BBB” - XXX . The file does not include a copy of the hazard insurance rating certification.		Client provided hazard insurance dec page	XX/XX/XXXX finding remains. XX/XX/XXXX: finding resolved	XX/XX/XXXX finding remains. XX/XX/XXXX: finding resolved
3XSOOE1KDTA	XXXXXXXX			Credit	Guidelines	Resolved	Resolved	3XSOOE1KDTA-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	Guidelines require less of current rent or market rents to be used for DSCR Calculations. Lease missing from the loan file to verify lessor of the two as property is tenant occupied per appraisal.		The lender provided lease with month to month contingency	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XRC4VVDPXLG	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	XRC4VVDPXLG-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The loan file is missing the HUD-1.		The lender provided final ALTA	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
3XSOOE1KDTA	XXXXXXXX			Credit	Credit Worthiness	Resolved	Resolved	3XSOOE1KDTA-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	The guidelines require housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history		The lender provided documentation primary residence is owned free and clear.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
2WW0SIXRLQR	XXXXXXXX			Valuation	ValuationWaterfall	Resolved	Resolved	2WW0SIXRLQR-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The guidelines, section 9.3, states that is the CU score exceeds 2.5 a CDA is required. The CU score is 2.6 and there is no CDA found in the loan file to support the appraisal value.	75% LTV is below the maximum 80% LTV by 5%. 784 Representative credit score exceeds the minimum required credit score of 640 by 144 Points.	The lender provided Desk review from Clear Capital.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
IPR3HZUNV5G	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	IPR3HZUNV5G-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The loan file does not contain the HUD-1.		The lender provided final signed ALTA statement.	XX/XX/XXXX: finding resolved.	XX/XX/XXXX: finding resolved.
KB5ZTSN1KTP	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	KB5ZTSN1KTP-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The loan file does not contain the HUD-1.		The lender provided final ALTA.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
1SAHZRV4VOW	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	1SAHZRV4VOW-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The HUD is missing from the loan file.		The lender provided the final ALTA statement.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
BNGX0AB3U0Y	XXXXXXXX			Credit	Credit	Resolved	Resolved	BNGX0AB3U0Y-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)	The guidelines, requires rent loss coverage in the amount of 6 months or $XXX using the market rent of $XXX The file included evidence of homeowners located on page 179 reflecting rent loss of $.XXX. The rent loss coverage is short by $XXX.		The lender provided hazard insurance showing fair rental value of $XXX	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
T0QRCYH3QXR	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	T0QRCYH3QXR-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	Final settlement statement on page 224 is not signed by the borrower.		The lender provided a signed copy of the final CD.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
EWG4SK2YOCB	XXXXXXXX			Compliance	Compliance	Resolved	Resolved	EWG4SK2YOCB-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.		CD dated XX/XX/XXXX with esign	XX/XX/XXXX Cleared. The CD dated XX/XX/XXXX resolved the delivery date fail.	XX/XX/XXXX Cleared. The CD dated XX/XX/XXXX resolved the delivery date fail.
IQXJ2NSUA0E	XXXXXXXX			Compliance	Compliance	Resolved	Resolved	IQXJ2NSUA0E-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.		CD dated XX/XX/XXXX with esign	XX/XX/XXXX Cleared. The CD dated XX/XX/XXXX resolved the initial CD delivery date fail.	XX/XX/XXXX Cleared. The CD dated XX/XX/XXXX resolved the initial CD delivery date fail.
43XBSAXHWM1	XXXXXXXX			Compliance	Compliance	Resolved	Resolved	43XBSAXHWM1-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Broker Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		COC dated XX/XX/XXXX	XX/XX/XXXX Cleared. The COC dated XX/XX/XXXX resolved the tolerance fail.	XX/XX/XXXX Cleared. The COC dated XX/XX/XXXX resolved the tolerance fail.
W3VDV5MNGE4	XXXXXXXX	Compliance	Compliance	Resolved	Resolved	W3VDV5MNGE4-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). A partial reimbursement of $XXX was given at closing however not enough to cure violation.	XX/XX/XXXX: Received tracking sheet.	XX/XX/XXXX Remains - The COC dated XX/XX/XXXX indicates the appraisal fee increased due to a Rush Fee and the revised LE due date is XX/XX/XXXX. The LE dated XX/XX/XXXX is not located in the loan file and therefore, may cure the violation upon receipt.

XX/XX/XXXX: Resolved. Received tracking sheet showing two separate XX/XX/XXXX Loan Estimates. Reviewed original documents and found the other XX/XX/XXXX LE showing the appraisal increase. Added the additional XX/XX/XXXX LE and applied previously submitted COC to the increase which resulted in a passing ComplianceEase report.
XX/XX/XXXX Remains - The COC dated XX/XX/XXXX indicates the appraisal fee increased due to a Rush Fee and the revised LE due date is XX/XX/XXXX. The LE dated XX/XX/XXXX is not located in the loan file and therefore, may cure the violation upon receipt.

XX/XX/XXXX: Resolved. Received tracking sheet showing two separate XX/XX/XXXX Loan Estimates. Reviewed original documents and found the other XX/XX/XXXX LE showing the appraisal increase. Added the additional XX/XX/XXXX LE and applied previously submitted COC to the increase which resulted in a passing ComplianceEase report.

43XBSAXHWM1	XXXXXXXX	Compliance	Compliance	Resolved	Resolved	43XBSAXHWM1-5ARCFLMQ	TRID CD at consummation	* TRID CD at consummation (Lvl R)	The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XX/XX/XXXX and received by the consumer on XX/XX/XXXX. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.	CD dated XX/XX/XXXX	XX/XX/XXXX Remains - Upon receipt of the XX/XX/XXXX disclosure and COC history, a CD was issued on XX/XX/XXXX and missing from the loan file. A copy of this disclosure along with the COC may resolved the fail.

XX/XX/XXXX Cleared. The CD dated XX/XX/XXXX resolved the fail.	XX/XX/XXXX Remains - Upon receipt of the XX/XX/XXXX disclosure and COC history, a CD was issued on XX/XX/XXXX and missing from the loan file. A copy of this disclosure along with the COC may resolved the fail.

XX/XX/XXXX Cleared. The CD dated XX/XX/XXXX resolved the fail.
JJGP1X1VNKT	XXXXXXXX	Compliance	Compliance	Resolved	Resolved	JJGP1X1VNKT-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.	COC dated XX/XX/XXXX	XX/XX/XXXX Remains. Although the CD dated XX/XX/XXXX resolved the initial CD delivery date test, the loan is now failing the tolerance test. This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. The COC dated XX/XX/XXXX resolved the tolerance fail.	XX/XX/XXXX Remains. Although the CD dated XX/XX/XXXX resolved the initial CD delivery date test, the loan is now failing the tolerance test. This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. The COC dated XX/XX/XXXX resolved the tolerance fail.
XM0GTSPBSLW	XXXXXXXX			Compliance	Compliance	Resolved	Resolved	XM0GTSPBSLW-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the lender credits that cannot decrease test. (12 CFR §1026.19(e)(3)(i)) The decrease to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Non-Specific Lender Credits (excluding tolerance reimbursement amount) (CR). A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		COC with change received XX/XX/XXXX to be redisclosed by XX/XX/XXXX	XX/XX/XXXX Cleared. The COC resolved the tolerance fail.	XX/XX/XXXX Cleared. The COC resolved the tolerance fail.
RSNWQ0JMEUJ	XXXXXXXX			Compliance	Disclosures	Resolved	Resolved	RSNWQ0JMEUJ-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.		E-Consent dated XX/XX/XXXX	XX/XX/XXXX The E-Consent dated XX/XX/XXXX resolved the RESPA disclosure.	XX/XX/XXXX The E-Consent dated XX/XX/XXXX resolved the RESPA disclosure.
RSNWQ0JMEUJ	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	RSNWQ0JMEUJ-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Title commitment in file shows amount of $XXX, loan amount per the Note is $XXX			XX/XX/XXXX: Resolved. Lender provided a title commitment with insurance amount of $162K	XX/XX/XXXX: Resolved. Lender provided a title commitment with insurance amount of $162K
WLB2DTRGA5Q	XXXXXXXX			Credit	Guidelines	Resolved	Resolved	WLB2DTRGA5Q-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	Per guidelines, if property is tenant occupied, copy of lease is required. Appraisal shows property is tenant occupied, but lease agreement is missing from the loan file.		The lender provided a rebuttal stating the lease appears to have a type. The DSR was based on the market rent.	XX/XX/XXXX: Remains. Lease shows two different time frames, 1 year and dates of XX XXXX- XX XXXX. please provide additional documenation or explanation for the discrepancy XX/XX/XXXX finding resolved	XX/XX/XXXX: Remains. Lease shows two different time frames, 1 year and dates of XX XXXX- XX XXXX. please provide additional documenation or explanation for the discrepancy XX/XX/XXXX finding resolved
NC51YFRU3B1	XXXXXXXX	Credit	Assets Insufficient	Resolved	Resolved	NC51YFRU3B1-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	The guidelines, section 5.1.4 require two months statements reflecting sufficient assets. File does not contain two months statements of sufficient assets.	XX/XX/XXXX Royal Pacific provided an additional bank statement from XXX with a balance of $XXX, however 1 additional month of bank statements are required, 2 months bank statements for each account	XX/XX/XXXX: Remains. Received XX/XX/XXXX bank statement for XXX #XXX and XX/XX/XXXX Bank statement for XXX #XXX. XX/XX/XXXX bank statement for XXX #XXX was received with the original package. additional assets required.

XX/XX/XXXX Finding resolved	XX/XX/XXXX: Remains. Received XX/XX/XXXX bank statement for XXX #XXX and XX/XX/XXXX Bank statement for XXX #XXX. XX/XX/XXXX bank statement for XXX #XXX was received with the original package. additional assets required.

XX/XX/XXXX Finding resolved
NC51YFRU3B1	XXXXXXXX	Credit	Credit	Resolved	Resolved	NC51YFRU3B1-A18SSBZJ	Borrower(s) Cash to Close Requirement (Fail)	* Borrower(s) Cash to Close Requirement (Fail) (Lvl R)	The guidelines, section 5.1.4 require two months statements reflecting sufficient assets. File does not contain two months statements reflecting cash to close.	XX/XX/XXXX: Remains. Received XX/XX/XXXX bank statement for XXX #XXX and XX/XX/XXXX Bank statement for XXX #XXX. XX/XX/XXXX bank statement for XXX #XXX was received with the original package. additional assets required.

XX/XX/XXXX Finding resolved	XX/XX/XXXX: Remains. Received XX/XX/XXXX bank statement for XXX #XXX and XX/XX/XXXX Bank statement for XXX #XXX. XX/XX/XXXX bank statement for XXX #XXX was received with the original package. additional assets required.

XX/XX/XXXX Finding resolved
DTWORU4EW5L	XXXXXXXX	Credit	Insurance	Resolved	Resolved	DTWORU4EW5L-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - XXX ; “A” or better rating in XXX XXX - XXX ; “BBB” - XXX . The file does not include a copy of the hazard insurance rating certification.	61.89% LTV is below the maximum 80% LTV by 18.11%
DSCR of 1.00 exceeds the minimum required of 0 by 100 points
												Borrower has owned the subject investment property for at least 6.33 yrs; per the title report in the file.		XX/XX/XXXX: Resolved. Received the excellent financial strength documenation for the insurance company	XX/XX/XXXX: Resolved. Received the excellent financial strength documenation for the insurance company
NC51YFRU3B1	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	NC51YFRU3B1-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The HUD is missing from the loan file.			XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
BAH5B14FNMF	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	BAH5B14FNMF-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	If an Applicant has a private mortgage, the most recent 12 months’ consecutive canceled checks (front and back). A VOM from a private note holder may be utilized in lieu of canceled checks and/or a copy of the note.			XX/XX/XXXX Resolved . Seller provided 12 month bank statements proving payment history.	XX/XX/XXXX Resolved . Seller provided 12 month bank statements proving payment history.
3FG5TWVRPHM	XXXXXXXX			Credit	Credit Worthiness	Resolved	Resolved	3FG5TWVRPHM-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl 3)	Missing verification of rent for the prior 12 months to closing per lender guidelines			XX/XX/XXXX: resolved seller provided 12 months bank statements for mortgage payment history	XX/XX/XXXX: resolved seller provided 12 months bank statements for mortgage payment history
PE1GZ45EMRZ	XXXXXXXX			Credit	Doc Issue	Resolved	Resolved	PE1GZ45EMRZ-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	Missing 12 month rental history per guidelines.			XX/XX/XXXX:resolved . seller provided a rent free letter. Applicant lived there since XX XXXX	XX/XX/XXXX:resolved . seller provided a rent free letter. Applicant lived there since XX XXXX
VGIAVXXKUQH	XXXXXXXX	Compliance	Compliance	Resolved	Resolved	VGIAVXXKUQH-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and This loan failed the charges that in total cannot increase more than 10% (12 CFR §1026.19(e)(3)(ii)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.	Due to a technical error, the Initial Loan Estimate sent on XX/XX/XXXX was dated XX/XX/XXXX. Attached is a copy of the complete disclosure package sent based on this tracking record on XX/XX/XXXX, which contains the technical error on the LE.
													Please clear this condition.	XX/XX/XXXX Cleared. Initial LE discrepancy addressed, tolerance test updated accordingly.	XX/XX/XXXX Cleared. Initial LE discrepancy addressed, tolerance test updated accordingly.
K1XE4RZRWSR	XXXXXXXX			Valuation	Doc Issue	Waived	Wavied	K1XE4RZRWSR-7L11HSSH	Appraisal is stale dated without recertification i	* Appraisal is stale dated without recertification in file (Lvl 2)	Stale dated appraisal 123 days with no recert. Appraisal Date XX/XX/XXXX; Note Date XX/XX/XXXX		Starwoods elects to waive as seller	Client Wavier Applied	Client Wavier Applied
HK12BSPNIIQ	XXXXXXXX			Compliance	Doc Issue	Waived	Wavied	HK12BSPNIIQ-6NDA6LM2	ROR	* ROR H9 form for the same Lender refinance was missing (Lvl 2)	The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CA, model H-9 should have been used.		Starwoods elects to waive as seller	Client Wavier Applied	Client Wavier Applied
VGIAVXXKUQH	XXXXXXXX			Valuation	Data Edit	Waived	Wavied	VGIAVXXKUQH-715OT9CR	Per Appr prop in flood zone but flood certs = no	* Per Appr prop in flood zone but flood certs = no (Lvl 2)	Flood cert in file shows the flood zone as X500. Appraisal shows the flood zone a AE which would require flood insurance.		Starwoods elects to waive as seller	Client Wavier Applied	Client Wavier Applied
MZTGSNA1T2C	XXXXXXXX			Compliance	Compliance	Resolved	Resolved	MZTGSNA1T2C-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		XX/XX/XXXX Documentation received for the refund on the appraisal fee increase.	XX/XX/XXXX Cleared. Documentation received for the refund on the appraisal fee increase for $XXX; LOE, PCCD, copy of the refund, and proof of delivery (email with UPS tracking number XXXXX.	XX/XX/XXXX Cleared. Documentation received for the refund on the appraisal fee increase for $XXX; LOE, PCCD, copy of the refund, and proof of delivery (email with UPS tracking number XXXXX.
YDW5E3QCCKY	XXXXXXXX			Credit	Legal Docs	Resolved	Resolved	YDW5E3QCCKY-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)	A Guaranty for XXX is not provided and is required.		XX/XX/XXXX Lender provided corrected Schedule A and Quitclaim Deed from XXX . to XXX	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
YDW5E3QCCKY	XXXXXXXX			Credit	Credit	Resolved	Resolved	YDW5E3QCCKY-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Evidence of ownership of the subject property in the name of XXX and/or XXX is required. Title shows subject's vesting is XXX . Provide documentation to confirm the borrower is also the owner of XXX .		XX/XX/XXXX Lender provided corrected Schedule A and Quitclaim Deed from XXX . to XXX	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
GMAB53XNGCK	XXXXXXXX			Valuation	Value	Resolved	Resolved	GMAB53XNGCK-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance.		XX/XX/XXXX Lender provided CDA dated XX/XX/XXXX for $XXX	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
29176671	XXXXXXXX			Credit	Credit	Resolved	Resolved	DFTJYJAVTHG-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Borr 2 (XXX) has the EAD Card, but no documentation confirming a current application for residence or other proceedings for a stay of status or an attorney letter detailing the applicant's status.		XX/XX/XXXX: Lender provided Section 2.3: Non-Permanent Resident Alien guidelines,	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
BKELHOT33CZ	XXXXXXXX	Compliance	Compliance	Resolved	Resolved	BKELHOT33CZ-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Broker Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	CD and COC dated XX/XX/XXXX	XX/XX/XXXX: Condition remains. Received tracking disclosure showing the Broker Fee increased on the XX/XX/XXXX CD. Please provide the Initial CD dated XX/XX/XXXX in addition to a COC to validate the Broker Fee increase. The defect can also be cured by reimbursing the consumer. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. The CD and COC dated XX/XX/XXXX resolved the tolerance fail.
XX/XX/XXXX: Condition remains. Received tracking disclosure showing the Broker Fee increased on the XX/XX/XXXX CD. Please provide the Initial CD dated XX/XX/XXXX in addition to a COC to validate the Broker Fee increase. The defect can also be cured by reimbursing the consumer. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. The CD and COC dated XX/XX/XXXX resolved the tolerance fail.

DLGJ55GLOBU	XXXXXXXX			Credit	Credit Worthiness	Resolved	Resolved	DLGJ55GLOBU-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	The guidelines section 7.4 requires housing history ratings must be obtained for the borrower’s primary residence. The file is missing evidence of 0x60 in most recent 12 months of the borrower’s primary residence payment history	Borrower's previous Primary Mortgage experience was $XXX XX/XX/XXXX, Rated 22 months 0x30. Current Mortgage rated 4 months 0x30. Total continuous history met guidelines.	XX/XX/XXXX: Finding Deleted: XX/XX/XXXX: Finding Deleted. The mortgage history was reported on the credit report provided at origination.	XX/XX/XXXX: Finding Deleted.	XX/XX/XXXX: Finding Deleted.
FELA4AGPDND	XXXXXXXX			Credit	Credit Worthiness	Resolved	Resolved	FELA4AGPDND-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	The guidelines section 7.4 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history		XX/XX/XXXX: XX/XX/XXXX: Finding Deleted. The Lender provided the RealQuest Property Detail Report. The Primary Residence was Free & Clear.	XX/XX/XXXX: Finding Deleted.	XX/XX/XXXX: Finding Deleted.
DLGJ55GLOBU	XXXXXXXX			Credit	Assets Insufficient	Resolved	Resolved	DLGJ55GLOBU-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	Asset documents are missing from loan file.	$XXX reserves. No reserves were required for the transaction.	XX/XX/XXXX: Finding Resolved. The Lender provided the asset documents missing from the loan file.	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
DLGJ55GLOBU	XXXXXXXX			Credit	Credit	Resolved	Resolved	DLGJ55GLOBU-A18SSBZJ	Borrower(s) Cash to Close Requirement (Fail)	* Borrower(s) Cash to Close Requirement (Fail) (Lvl R)	Asset documents are missing from loan file.	$XXX reserves. No reserves were required for the transaction.	XX/XX/XXXX: Finding Resolved. The Lender provided the asset documents missing from the loan file.	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
DLGJ55GLOBU	XXXXXXXX			Credit	Credit	Resolved	Resolved	DLGJ55GLOBU-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	Asset documents are missing from loan file.	$XXX reserves. No reserves were required for the transaction.	XX/XX/XXXX: Finding Resolved. The Lender provided the asset documents missing from the loan file.	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
DLGJ55GLOBU	XXXXXXXX			Credit	Credit	Resolved	Resolved	DLGJ55GLOBU-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)	Reserves are not required, no issue.	$XXX reserves. No reserves were required for the transaction.	XX/XX/XXXX: Finding Resolved. The Lender provided the asset documents missing from the loan file.	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
2KFFQNAHAXA	XXXXXXXX			Credit	Assets Insufficient	Resolved	Resolved	2KFFQNAHAXA-ANWMID6Q	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl R)	Per guidelines loan requires 3 months PITI and 1 month for any additional NOO for a total of $XXX, file has reserves of $XXX. , used 70% on retirements assets and only the cash value of the life insurance.	Length of Time at Residence - borrower has been at the same residence prior to purchase for 17 years. Length of Time at Employment - Borrower has been with the same employer state of CA for 17 years.		XX/XX/XXXX: Resolved. Received Assets for XXX for reserves	XX/XX/XXXX: Resolved. Received Assets for XXX for reserves